N-2	May 16, 2024 shares
Cover [Abstract]
Entity Central Index Key	0001756908
Amendment Flag	false
Document Type	DEF 14A
Entity Registrant Name	PIMCO Dynamic Income Strategy Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]

	Outstanding Common Shares	Outstanding Preferred Shares
PDX	44,706,954	N/A
RCS	46,070,801	N/A
PGP	11,439,347	N/A
PHK	156,477,950	67
PDI	307,355,788	N/A
PFL	39,827,617	37
PFN	86,509,125	130

PIMCO Dynamic Income Strategy Fund ("PDX")
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	PDX
PIMCO Strategic Income Fund, Inc. ("RCS")
Cover [Abstract]
Entity Central Index Key	0000916183
Entity Registrant Name	PIMCO Strategic Income Fund, Inc.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	RCS
PIMCO Global StocksPLUS & Income Fund ("PGP")
Cover [Abstract]
Entity Central Index Key	0001318025
Entity Registrant Name	PIMCO Global StocksPLUS & Income Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	PGP
PIMCO High Income Fund ("PHK")
Cover [Abstract]
Entity Central Index Key	0001219360
Entity Registrant Name	PIMCO High Income Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	PHK
PIMCO Dynamic Income Fund ("PDI")
Cover [Abstract]
Entity Central Index Key	0001510599
Entity Registrant Name	PIMCO Dynamic Income Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	PDI
PIMCO Income Strategy Fund ("PFL")
Cover [Abstract]
Entity Central Index Key	0001244183
Entity Registrant Name	PIMCO Income Strategy Fund
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	PFL
PIMCO Income Strategy Fund II ("PFN")
Cover [Abstract]
Entity Central Index Key	0001296250
Entity Registrant Name	PIMCO Income Strategy Fund II
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	PFN
Common Shares [Member] | PIMCO Dynamic Income Strategy Fund ("PDX")
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	44,706,954
Common Shares [Member] | PIMCO Strategic Income Fund, Inc. ("RCS")
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	46,070,801
Common Shares [Member] | PIMCO Global StocksPLUS & Income Fund ("PGP")
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	11,439,347
Common Shares [Member] | PIMCO High Income Fund ("PHK")
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	156,477,950
Common Shares [Member] | PIMCO Dynamic Income Fund ("PDI")
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	307,355,788
Common Shares [Member] | PIMCO Income Strategy Fund ("PFL")
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	39,827,617
Common Shares [Member] | PIMCO Income Strategy Fund II ("PFN")
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	86,509,125
Preferred Shares [Member] | PIMCO High Income Fund ("PHK")
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	67
Preferred Shares [Member] | PIMCO Income Strategy Fund ("PFL")
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	37
Preferred Shares [Member] | PIMCO Income Strategy Fund II ("PFN")
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]	130